Asset Retirement Obligations - Narrative (Details) - CAD ($) $ in Millions	12 Months Ended
	Dec. 31, 2020	Dec. 31, 2019
Disclosure of other provisions [line items]
Average expected rates of inflation	2.00%	2.00%
Restricted cash (notes 7, 18)	$ 164	$ 142
Asset Retirement Obligations
Disclosure of other provisions [line items]
Undiscounted inflation-adjusted ARO	$ 9,500	$ 10,000
Expected timing	45 years	45 years
Peoples Republic of China
Disclosure of other provisions [line items]
Restricted cash and cash equivalents	$ 164	$ 142
Minimum | Asset Retirement Obligations
Disclosure of other provisions [line items]
Discount rate, adjusted risk-free rate (as a percent)	3.60%	3.90%
Maximum | Asset Retirement Obligations
Disclosure of other provisions [line items]
Discount rate, adjusted risk-free rate (as a percent)	6.20%	4.40%